Financial risk management - Schedule of impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
+20 basis points change in Limited Price Inflation (LPI) market curve	£ (41)	£ (53)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	41	51
Financing derivatives | +20 basis points increase between RPI and Consumer Price Index (CPI)
Disclosure of detailed information about financial instruments [line items]
+20 basis points increase between RPI and Consumer Price Index (CPI)	37	43
Financing derivatives | -20 basis points decrease between RPI and CPI
Disclosure of detailed information about financial instruments [line items]
-20 basis points decrease between RPI and CPI	(34)	(38)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	4	5
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(4)	(6)
Other | +100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+100 basis points change in discount rate	(7)	(9)
Other | -100 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-100 basis points change in discount rate	9	10
Other | +10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
+10% change in venture capital price	28	28
Other | -10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
-10% change in venture capital price	£ (28)	£ (28)